SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Category	Estimated useful lives
Vehicles	1-4 years
In-car equipment	3 years
Office furniture and equipment	5 years
Software	3 - 5 years
Building	39 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life - 1-5 years

Schedule of the fair value of financial instruments
	As of December 31, 2016		As of December 31, 2017
	Nominal Unpaid Principal Balance	Aggregate Fair Value	Nominal Unpaid Principal Balance	Aggregate Fair Value
Long-term borrowings, including current portion	1,747,583,173	1,755,993,820	831,202,361	833,969,309
2018 Senior Notes	1,387,400,000	1,458,866,346	1,306,840,000	1,332,252,796
2022 Senior Notes	-	-	2,613,680,000	2,604,686,597
Total long-term debt	3,134,983,173	3,214,860,166	4,751,722,361	4,770,908,702

Schedule of share-based compensation expense
	For the years ended December 31,
	2015	2016	2017
Cost of revenues	361,951	839,543	843,761
Selling and marketing expenses	894,680	401,498	336,139
General and administrative expenses	12,726,615	14,799,906	12,408,943
Total	13,983,246	16,040,947	13,588,843